PENSION AND POSTRETIREMENT BENEFIT - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Total expense associated with matching contributions	$ 11,000,000	$ 0
Post-employment Life And Health Benefit Plans
Disclosure of defined benefit plans [line items]
Accrued postretirement benefit obligation, included in the liability for retirement benefits	$ 7,000,000	0
Pension Benefits
Disclosure of defined benefit plans [line items]
Percentage contributed to debt securities	100.00%
Percentage contributed to equity securities	75.00%
Maximum single investment	5.00%
Pension Benefits | Qualified
Disclosure of defined benefit plans [line items]
Benefits paid	$ 0	0	$ 0	$ 60,000,000
Pension Benefits | Non-qualified
Disclosure of defined benefit plans [line items]
Benefits paid	$ 5,000,000	$ 0